Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–59.03%
Aerospace & Defense–1.36%
General Dynamics Corp.	2,798	$511,279
Apparel, Accessories & Luxury Goods–1.08%
Capri Holdings Ltd.(b)	12,224	405,348
Automobile Manufacturers–1.67%
General Motors Co.	16,794	629,439
Biotechnology–0.59%
Celgene Corp.(b)	2,250	223,425
Broadcasting–0.23%
CBS Corp., Class B	2,111	85,221
Building Products–1.08%
Johnson Controls International PLC	9,308	408,528
Cable & Satellite–2.20%
Charter Communications, Inc., Class A(b)	1,327	546,883
Comcast Corp., Class A	6,247	281,615
		828,498
Commodity Chemicals–0.52%
Dow, Inc.	4,138	197,176
Communications Equipment–0.82%
Cisco Systems, Inc.	6,279	310,245
Diversified Banks–5.42%
Bank of America Corp.	23,679	690,716
Citigroup, Inc.	9,585	662,132
JPMorgan Chase & Co.	2,958	348,127
Wells Fargo & Co.	6,825	344,253
		2,045,228
Electric Utilities–1.33%
Duke Energy Corp.	1,403	134,492
Exelon Corp.	3,898	188,312
FirstEnergy Corp.	3,703	178,596
		501,400
Fertilizers & Agricultural Chemicals–1.07%
Corteva, Inc.	7,456	208,768
Nutrien Ltd. (Canada)	3,905	194,781
		403,549
Food Distributors–0.99%
US Foods Holding Corp.(b)	9,106	374,257
Health Care Distributors–0.83%
McKesson Corp.	2,296	313,771
Shares		Value
Health Care Equipment–1.66%
Medtronic PLC	2,630	$285,671
Zimmer Biomet Holdings, Inc.	2,486	341,253
		626,924
Health Care Services–0.99%
CVS Health Corp.	5,890	371,482
Health Care Supplies–0.41%
Alcon, Inc. (Switzerland)(b)	2,679	156,353
Home Improvement Retail–0.49%
Kingfisher PLC (United Kingdom)	73,326	186,402
Hotels, Resorts & Cruise Lines–1.09%
Carnival Corp.	9,414	411,486
Industrial Machinery–0.94%
Ingersoll-Rand PLC	2,889	355,954
Insurance Brokers–1.03%
Willis Towers Watson PLC	2,021	389,992
Integrated Oil & Gas–3.01%
BP PLC (United Kingdom)	58,128	367,520
Chevron Corp.	2,680	317,848
Royal Dutch Shell PLC, Class A (United Kingdom)	15,442	451,358
		1,136,726
Internet & Direct Marketing Retail–0.85%
eBay, Inc.	8,258	321,897
Investment Banking & Brokerage–2.46%
Goldman Sachs Group, Inc. (The)	1,817	376,537
Morgan Stanley	12,869	549,120
		925,657
IT Consulting & Other Services–0.67%
Cognizant Technology Solutions Corp., Class A	4,214	253,957
Managed Health Care–0.52%
Anthem, Inc.	821	197,122
Multi-line Insurance–2.19%
American International Group, Inc.	14,807	824,750
Oil & Gas Equipment & Services–0.84%
TechnipFMC PLC (United Kingdom)	13,131	316,982
Oil & Gas Exploration & Production–2.22%
Canadian Natural Resources Ltd. (Canada)	7,896	210,087
Devon Energy Corp.	14,432	347,234

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	22,711	$278,664
		835,985
Other Diversified Financial Services–1.27%
AXA Equitable Holdings, Inc.	8,400	186,144
Voya Financial, Inc.	5,353	291,417
		477,561
Packaged Foods & Meats–2.17%
Kellogg Co.	3,567	229,536
Mondelez International, Inc., Class A	10,609	586,890
		816,426
Pharmaceuticals–4.85%
Bristol-Myers Squibb Co.	6,929	351,370
Johnson & Johnson	5,667	733,197
Novartis AG (Switzerland)	2,456	213,218
Pfizer, Inc.	6,695	240,551
Sanofi (France)	3,117	289,035
		1,827,371
Railroads–0.93%
CSX Corp.	5,061	350,575
Regional Banks–3.38%
BB&T Corp.	5,038	268,878
Citizens Financial Group, Inc.	11,968	423,308
PNC Financial Services Group, Inc. (The)	4,155	582,365
		1,274,551
Semiconductors–2.29%
Intel Corp.	7,732	398,430
NXP Semiconductors N.V. (Netherlands)	1,433	156,369
QUALCOMM, Inc.	4,063	309,926
		864,725
Specialty Chemicals–0.58%
DuPont de Nemours, Inc.	3,053	217,709
Systems Software–1.55%
Oracle Corp.	10,596	583,098
Technology Hardware, Storage & Peripherals–0.94%
Apple, Inc.	1,582	354,321
Tobacco–1.86%
Philip Morris International, Inc.	9,216	699,771
Wireless Telecommunication Services–0.65%
Vodafone Group PLC (United Kingdom)	122,189	243,338
Total Common Stocks & Other Equity Interests (Cost $19,021,812)		22,258,479
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–25.55%
Aerospace & Defense–0.06%
General Dynamics Corp., 2.88%, 05/11/2020	$10,000	$10,053
United Technologies Corp., 4.45%, 11/16/2038	9,000	10,735
		20,788
Air Freight & Logistics–0.01%
United Parcel Service, Inc., 3.40%, 11/15/2046	4,000	4,085
Airlines–0.16%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	18,798	19,764
United Airlines Pass Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	23,208	24,496
Series 2018-1, Class AA, 3.50%, 03/01/2030	16,283	17,068
		61,328
Alternative Carriers–0.28%
GCI Liberty, Inc., Conv., 1.75%, 10/05/2023(c)(d)	85,000	103,806
Application Software–0.81%
Nuance Communications, Inc.,
Conv., 1.00%, 12/15/2022(d)	127,000	120,650
1.25%, 04/01/2025	49,000	48,265
RealPage, Inc., Conv., 1.50%, 11/15/2022	24,000	37,980
Workday, Inc., Conv., 0.25%, 10/01/2022	75,000	98,691
		305,586
Asset Management & Custody Banks–0.94%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(c)	40,000	42,230
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(c)	150,000	181,125
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	25,000	26,616
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(c)	5,000	5,184
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)	85,000	99,789
		354,944
Automobile Manufacturers–0.63%
Ford Motor Credit Co. LLC, 4.13%, 08/04/2025	200,000	198,065
General Motors Co., 6.60%, 04/01/2036	16,000	18,365
General Motors Financial Co., Inc., 5.25%, 03/01/2026	21,000	22,817
		239,247
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Biotechnology–1.29%
AbbVie, Inc., 4.50%, 05/14/2035	$38,000	$41,030
BioMarin Pharmaceutical, Inc., Conv., 1.50%, 10/15/2020	117,000	120,783
Celgene Corp., 4.63%, 05/15/2044	100,000	119,032
Gilead Sciences, Inc.,
2.55%, 09/01/2020	50,000	50,249
4.40%, 12/01/2021	25,000	26,087
Medicines Co. (The), Conv., 2.75%, 07/15/2023	37,000	44,770
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	62,000	85,046
		486,997
Brewers–0.43%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	45,000	52,125
4.90%, 02/01/2046	47,000	55,999
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)	35,000	37,313
Molson Coors Brewing Co., 4.20%, 07/15/2046	16,000	16,207
		161,644
Broadcasting–1.10%
Liberty Media Corp.,
Conv., 2.25%, 10/05/2021(d)	55,000	31,437
1.38%, 10/15/2023	299,000	357,933
Liberty Formula One, Conv., 1.00%, 01/30/2023	20,000	25,096
		414,466
Cable & Satellite–0.87%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	60,000	63,186
Comcast Corp.,
4.15%, 10/15/2028	30,000	33,688
3.90%, 03/01/2038	10,000	11,088
4.60%, 10/15/2038	10,000	12,003
DISH Network Corp., Conv., 3.38%, 08/15/2026	147,000	135,050
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024(c)	74,000	74,084
		329,099
Communications Equipment–0.55%
Finisar Corp., Conv., 0.50%, 12/15/2021(d)	39,000	38,980
Viavi Solutions, Inc.,
Conv., 1.75%, 06/01/2023	71,000	85,718
1.00%, 03/01/2024	68,000	83,725
		208,423
Principal Amount		Value
Consumer Finance–0.12%
American Express Co., 3.63%, 12/05/2024	$18,000	$19,063
Capital One Financial Corp., 3.20%, 01/30/2023	15,000	15,406
Synchrony Financial, 3.95%, 12/01/2027	10,000	10,262
		44,731
Data Processing & Outsourced Services–0.10%
Euronet Worldwide, Inc., Conv., 0.75%, 03/15/2025(c)(d)	17,000	19,943
Fiserv, Inc., 3.80%, 10/01/2023	15,000	15,885
		35,828
Diversified Banks–1.88%
Bank of America Corp., 3.25%, 10/21/2027	10,000	10,404
Bank of Montreal (Canada), 2.10%, 12/12/2019	75,000	75,008
Citigroup, Inc.,
4.00%, 08/05/2024	60,000	63,696
3.67%, (3 mo. USD LIBOR + 1.39%), 07/24/2028(e)	15,000	15,889
4.75%, 05/18/2046	15,000	17,507
Commonwealth Bank of Australia (Australia), 2.25%, 03/10/2020(c)	40,000	40,042
JPMorgan Chase & Co.,
Series V, 5.42%(f)	150,000	150,188
3.20%, 06/15/2026	15,000	15,601
3.51%, (3 mo. USD LIBOR + 0.95%), 01/23/2029(e)	15,000	15,867
4.26%, (3 mo. USD LIBOR + 1.58%), 02/22/2048(e)	10,000	11,690
3.90%, (3 mo. USD LIBOR + 1.22%), 01/23/2049(e)	15,000	16,691
Toronto-Dominion Bank (The) (Canada), 2.65%, 06/12/2024	15,000	15,309
U.S. Bancorp, Series W, 3.10%, 04/27/2026	10,000	10,396
Wells Fargo & Co.,
3.55%, 09/29/2025	30,000	31,764
4.10%, 06/03/2026	95,000	101,908
4.65%, 11/04/2044	100,000	115,794
		707,754
Diversified Capital Markets–0.65%
Credit Suisse Group AG (Switzerland), Conv., 0.50%, 06/24/2024(c)	260,000	245,284
Diversified Chemicals–0.03%
Eastman Chemical Co., 2.70%, 01/15/2020	13,000	13,011
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Drug Retail–0.15%
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	$32,000	$32,763
4.50%, 11/18/2034	24,000	25,565
		58,328
Electric Utilities–0.12%
Georgia Power Co., 2.00%, 03/30/2020	35,000	34,969
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	11,000	11,671
		46,640
Environmental & Facilities Services–0.07%
Waste Management, Inc., 3.90%, 03/01/2035	25,000	27,755
Food Retail–0.03%
Kraft Heinz Foods Co., 4.63%, 10/01/2039(c)	10,000	10,070
General Merchandise Stores–0.06%
Dollar General Corp., 3.25%, 04/15/2023	20,000	20,675
Health Care Equipment–1.74%
Becton, Dickinson and Co.,
2.68%, 12/15/2019	4,000	4,001
4.88%, 05/15/2044	86,000	96,554
DexCom, Inc.,
Conv., 0.75%, 05/15/2022	88,000	140,013
0.75%, 12/01/2023(c)	86,000	101,026
Insulet Corp., Conv., 1.38%, 11/15/2024	13,000	23,949
Medtronic, Inc.,
3.15%, 03/15/2022	23,000	23,722
4.38%, 03/15/2035	15,000	18,087
NuVasive, Inc., Conv., 2.25%, 03/15/2021	80,000	94,800
Wright Medical Group N.V., Conv., 2.25%, 11/15/2021	39,000	45,602
Wright Medical Group, Inc., Conv., 1.63%, 06/15/2023	113,000	108,027
		655,781
Health Care REITs–0.07%
HCP, Inc., 3.88%, 08/15/2024	25,000	26,650
Health Care Services–0.28%
Cigna Corp., 4.80%, 08/15/2038	9,000	10,144
CVS Health Corp.,
3.38%, 08/12/2024	20,000	20,713
4.10%, 03/25/2025	16,000	17,096
Laboratory Corp. of America Holdings,
3.20%, 02/01/2022	33,000	33,683
4.70%, 02/01/2045	22,000	24,548
		106,184
Principal Amount		Value
Home Improvement Retail–0.07%
Home Depot, Inc. (The), 2.00%, 04/01/2021	$27,000	$27,069
Insurance Brokers–0.01%
Willis North America, Inc., 3.60%, 05/15/2024	5,000	5,200
Integrated Oil & Gas–0.11%
Occidental Petroleum Corp.,
3.40%, 04/15/2026	15,000	15,248
3.20%, 08/15/2026	7,000	7,058
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	18,000	18,989
		41,295
Integrated Telecommunication Services–1.83%
AT&T, Inc.,
3.00%, 06/30/2022	28,000	28,603
3.40%, 05/15/2025	15,000	15,675
4.50%, 05/15/2035	25,000	27,485
5.15%, 03/15/2042	150,000	172,860
4.80%, 06/15/2044	40,000	44,429
Orange S.A. (France), 1.63%, 11/03/2019	55,000	54,961
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	150,000	208,014
Verizon Communications, Inc., 4.40%, 11/01/2034	120,000	136,990
		689,017
Interactive Media & Services–0.42%
IAC Financeco 3, Inc., Conv., 2.00%, 01/15/2030(c)	94,000	101,752
YY, Inc. (China), Conv., 1.38%, 06/15/2024(c)(d)	63,000	57,950
		159,702
Internet & Direct Marketing Retail–0.60%
Amazon.com, Inc.,
2.60%, 12/05/2019	50,000	50,023
4.80%, 12/05/2034	9,000	11,263
Ctrip.com International, Ltd. (China), Conv., 1.25%, 09/15/2019(d)	113,000	112,838
QVC, Inc., 5.45%, 08/15/2034	50,000	50,963
		225,087
Investment Banking & Brokerage–0.69%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	27,000	28,967
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	198,000	192,003
Morgan Stanley, 4.00%, 07/23/2025	35,000	37,777
		258,747
Life & Health Insurance–0.41%
Athene Global Funding, 4.00%, 01/25/2022(c)	45,000	46,717
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Guardian Life Global Funding, 2.90%, 05/06/2024(c)	$20,000	$20,701
Jackson National Life Global Funding,
2.10%, 10/25/2021(c)	10,000	9,974
3.25%, 01/30/2024(c)	15,000	15,610
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(c)	35,000	41,111
Reliance Standard Life Global Funding II, 3.05%, 01/20/2021(c)	20,000	20,206
		154,319
Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	16,000	16,701
Movies & Entertainment–0.19%
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	62,000	72,844
Multi-line Insurance–0.17%
American Financial Group, Inc., 4.50%, 06/15/2047	20,000	21,771
American International Group, Inc., 4.38%, 01/15/2055	40,000	42,849
		64,620
Multi-Utilities–0.05%
NiSource, Inc., 4.38%, 05/15/2047	9,000	10,127
Sempra Energy, 3.80%, 02/01/2038	8,000	8,261
		18,388
Office REITs–0.47%
Highwoods Realty L.P., 3.20%, 06/15/2021	150,000	151,914
Office Properties Income Trust, 4.00%, 07/15/2022	25,000	25,487
		177,401
Oil & Gas Equipment & Services–0.21%
Helix Energy Solutions Group, Inc., Conv., 4.25%, 05/01/2022	40,000	40,475
Oil States International, Inc., Conv., 1.50%, 02/15/2023	46,000	38,663
		79,138
Oil & Gas Exploration & Production–0.10%
Chesapeake Energy Corp., Conv., 5.50%, 09/15/2026	37,000	22,477
ConocoPhillips Co., 4.15%, 11/15/2034	13,000	14,334
		36,811
Oil & Gas Storage & Transportation–0.48%
Energy Transfer Operating L.P.,
7.50%, 10/15/2020	20,000	21,023
4.20%, 09/15/2023	2,000	2,105
4.90%, 03/15/2035	19,000	19,658
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enterprise Products Operating LLC,
2.55%, 10/15/2019	$20,000	$20,004
4.25%, 02/15/2048	10,000	10,775
Kinder Morgan, Inc., 5.30%, 12/01/2034	23,000	26,460
MPLX L.P.,
4.50%, 07/15/2023	65,000	69,291
4.50%, 04/15/2038	11,000	11,427
		180,743
Other Diversified Financial Services–1.49%
Convertible Trust - Consumer, Series 2018-1, 0.25%, 01/17/2024	160,000	163,424
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	168,000	170,940
Convertible Trust - Healthcare, Series 2018-1, 0.25%, 02/05/2024	168,000	176,534
ERAC USA Finance LLC, 2.35%, 10/15/2019(c)	50,000	50,004
		560,902
Packaged Foods & Meats–0.26%
General Mills, Inc., 2.20%, 10/21/2019	45,000	44,999
J. M. Smucker Co. (The), 2.50%, 03/15/2020	50,000	50,055
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	3,000	3,286
		98,340
Pharmaceuticals–1.45%
Allergan Funding SCS, 4.85%, 06/15/2044	150,000	160,257
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(c)	200,000	202,541
Bristol-Myers Squibb Co., 4.13%, 06/15/2039(c)	18,000	20,448
Jazz Investments I Ltd., Conv., 1.88%, 08/15/2021	76,000	76,340
Mylan N.V., 3.15%, 06/15/2021	17,000	17,222
Pacira BioSciences, Inc., Conv., 2.38%, 04/01/2022	39,000	38,550
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	33,000	30,726
		546,084
Property & Casualty Insurance–0.43%
Allstate Corp. (The), 3.28%, 12/15/2026	10,000	10,683
Liberty Mutual Group, Inc., 4.85%, 08/01/2044(c)	115,000	133,835
Markel Corp., 5.00%, 05/20/2049	15,000	17,441
		161,959
Railroads–0.07%
Union Pacific Corp., 4.15%, 01/15/2045	25,000	27,859
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Regional Banks–0.10%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	$15,000	$15,042
The PNC Financial Services Group, Inc., 3.45%, 04/23/2029	20,000	21,374
		36,416
Reinsurance–0.08%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	30,000	31,330
Renewable Electricity–0.44%
Oglethorpe Power Corp., 4.55%, 06/01/2044	150,000	166,050
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	20,000	21,622
Retail REITs–0.01%
Regency Centers, L.P., 2.95%, 09/15/2029	5,000	4,996
Semiconductor Equipment–0.17%
Applied Materials, Inc., 2.63%, 10/01/2020	65,000	65,384
Semiconductors–1.00%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	30,000	30,714
Cree, Inc., Conv., 0.88%, 09/01/2023(c)	98,000	107,804
Microchip Technology, Inc., Conv., 1.63%, 02/15/2027	74,000	95,446
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026(c)	20,000	22,453
ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	76,000	88,902
Silicon Laboratories, Inc., Conv., 1.38%, 03/01/2022	21,000	27,394
Texas Instruments, Inc., 2.63%, 05/15/2024	5,000	5,143
		377,856
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	3,000	3,372
Systems Software–0.50%
FireEye, Inc.,
Series A, Conv., 1.00%, 06/01/2020(d)	76,000	75,247
Series B, Conv., 1.63%, 06/01/2022(d)	77,000	73,166
Microsoft Corp., 3.50%, 02/12/2035	37,000	40,974
		189,387
Technology Distributors–0.09%
Avnet, Inc., 4.63%, 04/15/2026	30,000	32,314
Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.70%
Apple, Inc.,
2.15%, 02/09/2022	$39,000	$39,310
3.35%, 02/09/2027	10,000	10,710
Dell International LLC/EMC Corp., 5.45%, 06/15/2023(c)	26,000	28,329
SanDisk LLC, Conv., 0.50%, 10/15/2020	140,000	126,136
Western Digital Corp., Conv., 1.50%, 02/01/2024	61,000	58,712
		263,197
Tobacco–0.11%
Altria Group, Inc., 5.80%, 02/14/2039	36,000	41,818
Trading Companies & Distributors–0.13%
Air Lease Corp., 4.25%, 09/15/2024	35,000	37,325
Aircastle Ltd., 4.40%, 09/25/2023	10,000	10,518
		47,843
Trucking–0.12%
Aviation Capital Group LLC, 4.88%, 10/01/2025(c)	40,000	43,382
Wireless Telecommunication Services–0.05%
Rogers Communications, Inc. (Canada), 4.30%, 02/15/2048	15,000	17,191
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,996,638)		9,633,488
U.S. Treasury Securities–7.44%
U.S. Treasury Bonds–0.81%
4.50%, 02/15/2036	75,000	103,456
2.88%, 05/15/2049	173,200	202,211
		305,667
U.S. Treasury Notes–6.63%
1.50%, 09/30/2021	2,128,000	2,123,013
1.50%, 09/15/2022	290,000	289,490
1.50%, 09/30/2024	8,200	8,180
1.63%, 09/30/2026	19,300	19,306
1.63%, 08/15/2029	59,300	59,050
		2,499,039
Total U.S. Treasury Securities (Cost $2,790,747)		2,804,706
Shares
Preferred Stocks–0.21%
Asset Management & Custody Banks–0.21%
AMG Capital Trust II, 5.15%, Conv. Pfd. (Cost $106,269)	1,700	79,696
Money Market Funds–7.70%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(g)	1,015,316	1,015,316
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(g)	725,255	725,472
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 1.79%(g)	1,160,362	$1,160,362
Total Money Market Funds (Cost $2,901,151)		2,901,150
TOTAL INVESTMENTS IN SECURITIES–99.93% (Cost $33,816,617)		37,677,519
OTHER ASSETS LESS LIABILITIES—0.07%		26,816
NET ASSETS–100.00%		$37,704,335
Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $1,882,713, which represented 4.99% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2019.
(f)	Perpetual bond with no specified maturity date.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/11/2019	Bank of New York Mellon (The)	CAD	184,588	USD	140,398	$1,047
10/11/2019	Bank of New York Mellon (The)	GBP	365,455	USD	451,905	2,392
10/11/2019	State Street Bank & Trust Co.	CAD	15,338	USD	11,632	53
10/11/2019	State Street Bank & Trust Co.	CHF	282,902	USD	286,431	2,754
10/11/2019	State Street Bank & Trust Co.	EUR	203,776	USD	225,542	3,286
10/11/2019	State Street Bank & Trust Co.	GBP	403,407	USD	498,739	2,544
10/11/2019	State Street Bank & Trust Co.	USD	6,474	CAD	8,586	8
Subtotal—Appreciation						12,084
Currency Risk
10/11/2019	State Street Bank & Trust Co.	CAD	21,437	USD	16,137	(47)
10/11/2019	State Street Bank & Trust Co.	USD	2,863	CAD	3,790	(2)
10/11/2019	State Street Bank & Trust Co.	USD	4,692	CHF	4,649	(30)
10/11/2019	State Street Bank & Trust Co.	USD	4,940	EUR	4,482	(52)
Subtotal—Depreciation						(131)
Total Forward Foreign Currency Contracts						$11,953

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$20,351,255	$1,907,224	$—	$22,258,479
U.S. Dollar Denominated Bonds & Notes	—	9,633,488	—	9,633,488
U.S. Treasury Securities	—	2,804,706	—	2,804,706
Preferred Stocks	79,696	—	—	79,696
Money Market Funds	2,901,150	—	—	2,901,150
Total Investments in Securities	23,332,101	14,345,418	—	37,677,519
Other Investments - Assets*
Forward Foreign Currency Contracts	—	12,084	—	12,084
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(131)	—	(131)
Total Other Investments	—	11,953	—	11,953
Total Investments	$23,332,101	$14,357,371	$—	$37,689,472

*	Unrealized appreciation (depreciation).
Invesco V.I. Managed Volatility Fund